Debt	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
DEBT

11.    DEBT

	December 31, 2022	December 31, 2021
Convertible Note due 2024, current portion(a)	$—	$16,559
Herbal Brands Loan due May 2023, current portion	—	470
Other loans and borrowings, current portion	465	479
Total debt, current portion	$465	$17,508
Convertible Note due 2024	—	1,140
Herbal Brands Loan due May 2023(b)	—	4,760
Other loans and borrowings	1,065	1,687
Total debt, long term	$1,065	$7,587
Ending balance	$1,530	$25,095

(a)      Convertible Note, current portion reflects, net of debt discount and debt issuance costs of $nil and $2,197 in December 2022 and 2021, respectively.

(b)      Herbal Brand’s Loan, non-current is reflected net of debt issuance costs of $410 in as of December 31, 2021

2024 Note Purchase Agreement

On July 19, 2021, the Company entered into a Note Purchase Agreement with Catalina LP (the “Note Purchase Agreement”) and issued a secured convertible note (the “Convertible Note”) to Catalina LP (“SunStream”), an affiliate of SunStream Bancorp Inc., a joint venture initiative sponsored by Sundial Growers Inc. (Nasdaq: SNDL), pursuant to the Note Purchase Agreement in the principal amount of $25,000. The Convertible Note matures three years from the date of issuance and accrues interest from the date of issuance at the rate of 5% per annum. Interest on the Convertible Note is payable on a quarterly basis, either in cash or by increasing the principal amount of the Convertible Note, at the Company’s election. The Company may, in its sole discretion, prepay any portion of the outstanding principal and accrued and unpaid interest on the Convertible Note at any time prior to the maturity date.

The principal and accrued interest owing under the Convertible Note may be converted at any time by the holder into the Company’s common shares, without par value, at a per share price of $13.50. Up to $12,500 in aggregate principal under the Convertible Note may be so converted within one year of issuance, subject to certain additional limitations.

Subject to certain limitations set forth in the Convertible Note, each of the Company and the noteholder may redeem all or a portion of the outstanding principal and accrued interest owing under the Convertible Note into common shares, at a per share price equal to the greater of (x) an 8% discount to the closing price per share on the applicable redemption date or (y) $6.44 (the “Optional Redemption Rate”). Up to $12,500 in aggregate principal under the Convertible Note may be so redeemed within one year of issuance, subject to certain additional limitations.

If the closing price per share of the Company’s common shares on the Nasdaq Capital Market is below $7.00 for 15 consecutive trading days, neither party will be permitted to redeem any portion of the Convertible Note until the closing price per common share has been above $7.00 for 15 consecutive trading days. At any time, including during the time while the holder is restricted from redeeming all or any portion of the Notes, the holder of the Convertible Note may elect to receive cash repayment of principal and accrued interest on the Convertible Note, in an amount not to exceed $3,500 in any 30 consecutive calendar day period, which amount shall be reduced to $2,000 when the principal on the Convertible Note is less than $12,500.

The holder of the Convertible Note will not be entitled to convert any portion of the Convertible Note if, after such conversion, such holder would have beneficial ownership of, and direct or indirect control or direction over, more than 9.99% of the Company’s outstanding common shares.

The Convertible Note is subject to certain events of default. The occurrence of these events of default would give rise to a 5% increase in the interest rate to a total of 10% per annum for as long as the event of default continues and give the holder of the Convertible Note the right to redeem the outstanding principal and accrued interest on the Convertible Note at the Optional Redemption Rate. Certain events of default also require the Company to repay all outstanding principal and accrued interest on the Convertible Note. In addition, in certain circumstances, if the Company fails to timely deliver common shares as required upon conversion or redemption of the Convertible Note, then the Company will be required to pay, on each day that such failure to deliver common shares continues, an amount in cash equal to 0.75% of the product of (x) the number of common shares the Company failed to deliver (on or prior to share delivery deadline and to which holder is entitled) multiplied by (y) any closing trading price of the common shares (selected by the Holder in writing during the period beginning on the applicable Conversion/Redemption Date and ending on the applicable Conversion/Redemption Share Delivery Deadline.) The obligations of the Company under the Note Purchase Agreement are guaranteed by certain of the Company’s subsidiaries.

The Company evaluated all settlement possibilities to conclude if the Convertible Note represented an obligation under ASC 480. As of the inception of the Convertible Note, the Company analyzed whether the Share Redemption is predominant based on the likelihood the Convertible Note will settle in accordance with that particular provision, compared to the likelihood of settling under all other possibilities and determined that in order for the Convertible Note to be subject to ASC 480, there must be a 90% likelihood of settlement using a variable number of shares such that the monetary value is substantially fixed. Based upon the overall assessment of settlement possibilities, the Company concluded that the Convertible Note is not subject to ASC 480.

In connection with the 2024 Convertible Note and issuance of common shares upon Convertible Note conversions during year 2021, the Company analyzed the convertible instrument for a beneficial conversion feature in accordance with ASC 470-10 and in accordance to ASC 815. The Company determined it was not a derivative requiring liability treatment and the redemption feature was not bifurcated as a derivative liability. The Company concluded that during October 2021, the contingency linked to the beneficial conversion factor was met and the beneficial conversion factor with discount on debt was recognized. The Company recorded a beneficial conversion feature of $4,748 in Additional Paid in Capital. The discount created by the beneficial conversion factor was amortized from the date the contingency was met to maturity or earlier redemption date of holder’s put. As a result, the Company recorded $3,519 total debt amortization, within Interest expense in the Consolidated Statement of Operations for 2021. The Conversion feature was evaluated under ASC 815 for an embedded derivative and noted that conversion features qualifies for the scope exception for instruments that are indexed to its own equity and bifurcation is not require from the host debt instrument.

The Company evaluated the guidance for Beneficial Conversion Features (“BCF”) per ASC 470. At the commitment date, the fair value of the shares contingently issuable upon conversion was greater than the allocated proceeds and calculated the intrinsic value of conversion feature for the amount of $9,496 which should be recognized in earnings if and when the contingencies are resolved. In establishing the accounting policy for the recognition of this contingent BCF, the Company considered that this settlement is only available to a limited portion of principal ($12,500 convertible in the first year), when price is below $7. The second half of the debt becomes convertible when the trading price falls to $7.00 during the second or third year the Convertible Note is outstanding. During 2021, first contingency feature was resolved and BCF for $4,748 was recorded.

Additionally, the Company recorded debt issuance cost of $630 and debt discount of $335, together total of $965. The discount created by the beneficial conversion factor was amortized from the date the contingency was met to maturity or earlier redemption date of holder’s put. These costs are amortized to interest expense over the life of the debt. A portion of the discount was accelerated in proportion to the extent note holder had the right to exercise contingent put to receive cash repayments on account of principal and accrued Interest.

On January 13, 2022, the Company and Catalina LP entered the First Amendment to the Secured Convertible Note (the “First Amendment Agreement”), amending certain terms of the original Secured Convertible Note issued by the Company to Catalina. The amendment changed the Optional Redemption Price to be the greater of (i) $2.208

($6.44 in the Original Note); and (ii) an 8% discount to the 4-day lowest volume weighted average trading price (VWAP) of the Common Shares on the Nasdaq Capital Market on each of the three days prior to and including the date of the Optional Redemption Notice (the Original Note provided for an 8% discount to the closing price of the Common Shares on the Original Redemption Date). These amendments were temporary amendments that would have expired on July 19, 2022, at which time the terms of the original note would have applied with respect to such amendments. The First Amendment Agreement allowed Catalina to elect to receive cash repayment on account of Principal if the closing price per share of the Company’s common shares on the Nasdaq Capital Market was below $2.20 (from $7.00 in the original Secured Convertible Note) on any 10 of the previous 20 trading days. The terms of the Original Note would have applied to redemptions or repayments after July 19, 2022, unless further amended by the parties thereto.

The amendment also added the limitations on redemptions into Common Shares by Catalina as follows: (1) from and after February 1, 2022, Catalina may redeem up to an aggregate amount of $2,000 (the “Base Redemption Amount”) during a calendar month at the Optional Redemption Price; (2) from and after February 1, 2022, Catalina may redeem up to an additional $1,500 (the “Additional Redemption Amount”) during a calendar month at a redemption price that is the greater of (i) $4.60 and (ii) an 8% discount to the 4-day VWAP; and (3) until January 31, 2022, Catalina may redeem up to an aggregate amount of $4,000 (the “Make-Up Base Redemption Amount”) at the Optional Redemption Price; and (4) until January 31, 2022, Catalina may redeem up to an additional $3,000 (the “Make-Up Additional Redemption Amount”) at a redemption price that is the greater of (i) $4.60 and (ii) an 8% discount to the 4-day VWAP. The Company compared the change in fair value of the conversion feature to the pro forma carrying amount and noted it to be more than 10%. The Company accounted for this amendment as a debt extinguishment. The Company also compared the effective conversion price with fair value of the Company’s common stock and noted no BCF to be reacquired at the time of extinguishment. As a result, during the three months ended March 31, 2022, the Company recognized a loss on debt extinguishment of $2,263 which included unamortized debt issuance cost and BCF that was evaluated under the terms of the original Catalina LP Secured Convertible note.

At the amendment date, new terms were evaluated for BCF per ASC 470 and noted that the fair value of the shares issuable upon conversion was greater than the allocated proceeds. As a result, the Company calculated and recorded the intrinsic value of conversion feature and BCF of $1,749. The Company recognized $1,644 discount created by the BCF for the quarter ended March 31, 2022, accelerating amortization on straight line basis from the date of amendment to the date of payment. No other derivative bifurcation was noted.

In April 2022, the Company fully repaid its 2024 Convertible Note with accrued interest. As a result of the full repayment of the 2024 Convertible Note, the Company recognized the remaining balance of $105 discount created by the BCF for the quarter ended June 30, 2022, within interest expense in the Consolidated Statement of Operations.

The Company repaid principal of $16,719 and accrued interest of $27, for a total amount of $16,746, of the 2024 Convertible Note during the year ended December 31, 2022.

During the years ended December 31, 2022 and 2021, the Company issued a total of 1,507,000 and 720,085 common shares upon Convertible Note conversion to the noteholder of $3,363 and $6,047 aggregate principal amounts, respectively. As of December 31, 2022 and 2021, there were nil and $16,559 outstanding principal balance, including interest and net of debt discount and debt issuance cost, of the 2024 Convertible Note payable, respectively.

Other Borrowings

Portugal Debt

In January 2021, Clever Leaves Portugal Unipessoal LDA borrowed €1,000 ($1,213) (the “Portugal Debt”), from a local lender (the “Portugal Lender”) under the terms of its credit line agreement. The Portugal Debt pays interest quarterly at a rate of Euribor plus 3 percentage points.

For the years ended December 31, 2022 and 2021, the Company recognized interest expense of approximately €28 ($30) and nil, respectively, and repaid principal of approximately €250 ($264) and nil, respectively, of the Portugal Debt in accordance with the terms of the loan agreement. The outstanding principal balance of the Portugal Debt as of December 31, 2022 and December 31, 2021 was €750 ($805) and €1,000 ($1,213), respectively. In December 2022, the Company approved a plan to shut-down its cultivation activities in Portugal in order to preserve cash. The Portugal Debt was not discharged as part of the restructuring and remains outstanding. For more information on the Restructuring, see Note 21 to our audited consolidated financial statements for the year ended December 31, 2022 included in this Form 10-K.

Colombia Debt

Ecomedics S.A.S. has entered into loan agreements with multiple local lenders (collectively, the “Colombia Debt”), under which the Company borrowed approximately COP$5,305,800 ($1,295) of mainly working capital loans. The working capital loans are secured by mortgage of our farm land in Colombia as collateral. These loans bear interest at a range of 10.96% to 12.25% per annum denominated in Colombian pesos. The first payment of the principal and interest will be repaid six months after receiving the loan. After the first payment, the principal and interest will be repaid semi-annually. For the years ended December 31, 2022 and 2021, the outstanding principal balance was approximately COP$3,471,576 ($725) and COP$4,592,095 ($1,153), respectively.

Herbal Brands Debt

In May 2019 and in connection with the Herbal Brands, Inc (“Herbal Brands”) acquisition, the Company entered into a loan agreement (the “Loan and Security Agreement”) with Rock Cliff Capital under which the Company secured a non-revolving loan of $8,500 (the “Herbal Brands Loan”). The Herbal Brands Loan bore interest at 8.00% per annum, calculated based on the actual number of days elapsed, due and payable in arrears on the first day of each fiscal quarter commencing July 1, 2019. The Herbal Brands Loan was to be repaid or prepaid prior to its maturity date of May 2, 2023 and required the Company to repay, on a quarterly basis, 85% of positive operating cash flows. The Company could also choose to prepay a portion of or the full balance of the loan, subject to a fee equal to the greater of (i) zero, and (ii) $2,338, net of interest payments already paid on such prepayment date. The loan was secured by inventory, property plant and equipment and other assets as collateral.

In connection with the Herbal Brands Loan, the Company issued equity-classified warrants for Class C preferred shares to Rock Cliff Capital (the “Rock Cliff Warrants”) with an initial fair value of $717, which was reflected in additional paid-in capital, with an initial expiration date of May 3, 2021. For more information, refer to Note 12.

The Herbal Brands Loan and Rock Cliff Warrants were deemed freestanding financial instruments with the loan accounted for as debt, subsequently measured using amortized cost, and the Rock Cliff Warrants, representing a written call option, accounted for as an equity-classified contract with subsequent changes in fair value not recognized as long as warrants continue to be classified as equity. Using a relative fair value method, at the time of issuance, the Company recognized approximately $7,783 as loans and borrowings and approximately $717 in additional paid-in capital for the equity classified warrant.

In August 2020, the Company amended certain terms of the Herbal Brands Loan to provide for additional interest of 4.00% per annum, compounding quarterly and payable in-kind at maturity. In addition, the Company extended the expiration date of the Rock Cliff Warrants to May 3, 2023. As part of the amendment, the net debt to EBITDA covenant test was no longer required due to the occurrence of a Qualified IPO on December 18, 2020. The Company accounted for the amendment to the Herbal Brands Loan as a debt modification. Due to the extension of the warrants expiration, the Company reviewed the fair value of the options before and after the amendment, as a result the Company recognized approximately $400 of additional debt issuance costs related to the increase in the fair value of the warrants in its statement of financial position at December 31, 2021. Such costs will be amortized on a straight-line basis through the amended expiration date of the Rock Cliff Warrants.

Following the closing of the business combination on December 18, 2020 between Clever Leaves International Inc., a corporation organized under the laws of British Columbia, Canada, Schultze Special Purpose Acquisition Corp., a Delaware corporation, Novel Merger Sub Inc., a Delaware corporation and the Company, which resulted in both Clever Leaves International Inc. and Schultze Special Purpose Acquisition Corp. becoming wholly owned subsidiaries of the Company (the “Business Combination”) and pursuant to the terms, the holder of the Rock Cliff Warrants can purchase 63,597 of the Company’s common shares at a strike price of $26.73 per share.

For the years ended December 31, 2022 and 2021, the Company recognized interest expense of approximately $715 and $733, respectively, from the Herbal Brands Loan and repaid principal of approximately $5,642 and $1,495, respectively, of the Herbal Brands Loan in accordance with the terms of the loan agreement.

As of December 31, 2022, there was no outstanding principal balance, including interest, of the Herbal Brands Loan.